Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents

The Company considers short-term highly liquid investments with original maturities of three months or less to be cash equivalents. Cash and cash equivalents include bank deposits.

Revenue Recognition

Revenue Recognition

The partnership recognizes revenues when all of the following criteria are satisfied: persuasive evidence of an arrangement exists; services have been rendered; the price is fixed and determinable; and collectability is reasonably assured.

The partnership derives revenues when product is delivered to the customer after volumes are transported through its ethanol storage tanks and fuel terminals, and transportation services are performed. The partnership generates a substantial portion of its revenues under fee-based commercial agreements with Green Plains Trade.

The partnership’s storage and throughput agreement and certain terminal services agreements with Green Plains Trade are supported by minimum volume commitments. The partnership’s rail transportation services agreement is supported by minimum take-or-pay capacity commitments. Green Plains Trade is required to pay the partnership fees for these minimum commitments regardless of the actual volume, throughput or capacity used for transport. Payment related to volume that was not actually throughput by Green Plains Trade is applied as a credit toward volume in excess of the minimum volume commitment during any of the next four quarters, after which time unused credits expire. The partnership records a liability for deferred revenue in the amount of the credit that may be used in future periods and for any customer prepayments before the product is delivered. The partnership recognizes revenue and relieves the liability when throughput volumes exceed the minimum volume commitment or unused credits expire. As a result, a significant portion of the partnership’s revenues may be associated with cash collected during an earlier period that do not generate any cash during the current period.

Concentrations of Credit Risk

Concentrations of Credit Risk

In the normal course of business, the partnership is exposed to credit risk resulting from the possibility a loss may occur due to failure of another party to perform according to the terms of a contract. The partnership provides fuel storage and transportation services for various parties with a significant portion of its revenues earned from Green Plains Trade. The partnership continually monitors its credit risk exposure and concentrations.

Trade Accounts Receivable

Trade Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount. The partnership assesses the need for an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In assessing the required allowance, the partnership considers historical losses adjusted to take into account current market conditions and its customers’ financial condition, the amount of receivables in dispute, current receivables’ aging and current payment patterns. The partnership does not have any off-balance-sheet credit exposure related to its customers.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation of these assets is generally computed using the straight-line method over the following estimated useful lives of the assets:

Years
Buildings and improvements	10-40
Tanks and terminal equipment	15-40
Rail and rail equipment	10-22
Other machinery and equipment	5-7
Computer and software	3-5
Office furniture and equipment	5-7

Property and equipment is capitalized at cost. Land improvements are capitalized and depreciated. Expenditures for property betterments and renewals are capitalized. Costs of repairs and maintenance are charged to expense as incurred. The partnership periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful life of its fixed assets.

Asset Retirement Obligations

Asset Retirement Obligations

The partnership records an ARO for the fair value of the estimated costs to retire a tangible long-lived asset in the period in which it is incurred if it can be reasonably estimated, which is subsequently adjusted for accretion expense. The corresponding asset retirement costs are capitalized as a long-lived asset and depreciated on a straight-line basis over the asset’s remaining useful life. The expected present value technique used to calculate the fair value of AROs includes assumptions about costs, settlement dates, interest accretion and inflation. Changes in assumptions, including the amount or timing of estimated cash flows, could result in increases or decreases to the AROs. The partnership’s AROs are based on legal obligations to perform remedial activity when certain machinery and equipment are disposed and operating leases expire.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The partnership reviews its long-lived assets, currently consisting of property and equipment, for impairment when events or changes in circumstances indicate that the carrying amount of a long-lived asset may not be recoverable. Recoverability of assets to be held and used is measured by comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Significant management judgment is required in determining the fair value of long-lived assets to measure impairment, including projections of future discounted cash flows. No impairment charges were recorded for the periods reported.

Goodwill

Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The partnership’s goodwill currently is comprised of amounts recognized by the MLP predecessor related to terminal services assets.

Goodwill is reviewed for impairment at least annually. The qualitative factors of goodwill are assessed to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, no further analysis is necessary. The partnership performs its annual impairment review of goodwill at October 1, and when a triggering event occurs between annual impairment tests. No impairment losses were recorded for the periods reported.

Segment Reporting

Segment Reporting

The partnership accounts for segment reporting in accordance with ASC 280, Segment Reporting, which establishes standards for entities reporting information about the operating segments and geographic areas in which they operate. Management evaluated how its chief operating decision maker has organized the partnership for purposes of making operating decisions and assessing performance, and concluded it has one reportable segment.

Income Taxes

Income Taxes

Subsequent to its IPO, the partnership is a limited partnership and as a result is not subject to federal and state income taxes. The general partner and the unitholders are responsible for paying federal and state income taxes on their share of the partnership’s taxable income.

The partnership recognizes uncertainties in income taxes within the financial statements under a process by which the likelihood of a tax position is gauged based upon the technical merits of the position, and then a subsequent measurement relates the maximum benefit and the degree of likelihood to determine the amount of benefit recognized in the financial statements.

Financing Costs

Financing Costs

Fees and costs related to securing debt financing are recorded as financing costs. Debt issuance costs are stated at cost and are amortized utilizing the effective interest method for term loans and on a straight-line basis for revolving credit arrangements over the life of the agreements. However, during periods of construction, amortization of such costs is capitalized in construction-in-progress.

Selling, General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses are primarily general and administrative expenses for employee salaries, incentives and benefits; office expenses; director compensation; and professional fees for accounting, legal, consulting, and investor relations activities.

Unit-Based Compensation

Unit-Based Compensation

The partnership recognizes compensation cost using a fair value based method whereby compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. Units issued for compensation are valued using the market price of the stock on the date of the related agreement.

Earnings Per Unit

Earnings Per Unit

The partnership has identified common and subordinated units as participating securities and computes earnings per limited partner unit using the two-class method. Earnings per limited partner unit is computed by dividing limited partners' interest in net income, after deducting any incentive distributions, by the weighted-average number of common and subordinated units outstanding during the period, adjusted for the dilutive effect of any outstanding dilutive securities.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Effective January 1, 2015, the partnership early adopted the amended guidance in ASC 740, Income Taxes: Balance Sheet Classification of Deferred Taxes, which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The consolidated balance sheets reflect the retrospective adjustment for the amended guidance.

Effective January 1, 2016, the partnership will adopt the amended guidance in ASC 835-30, Interest - Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The amended guidance will be applied on a retrospective basis and the balance sheet of each individual period presented will be adjusted to reflect the period-specific effects of the new guidance.

Effective January 1, 2016, the partnership will adopt the amended guidance in ASC 260, Effects on Historical Earnings per Unit of Master Limited Partnership Dropdown Transactions, which specifies how to calculate historical earnings or losses per unit under the two-class method of a transferred business before the date of a dropdown transaction that should be allocated entirely to the general partner. The standard is effective for interim and annual periods beginning after December 15, 2015, and early adoption is permitted. The partnership is currently evaluating whether the adoption of ASC Topic 260 will have any impact on its consolidated financial statements, disclosures or future drop-down transactions.

Effective January 1, 2018, the partnership will adopt the amended guidance in ASC 606, Revenue from Contracts with Customers, which requires revenue recognition to reflect the transfer of promised goods or services to customers. The updated standard permits either the retrospective or cumulative effect transition method. Early application beginning January 1, 2017, is permitted. The partnership does not expect the adoption of this guidance to have a material impact on its consolidated financial statements